FINANCIAL INSTRUMENTS (Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Bank loans measured at amortized cost [Member] | NIS [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9 | ₪		₪ 1,140		₪ 1,710
Capital leases measured at amortized cost [Member]
In NIS and USD:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9 | $	$ 138		$ 274